Trade Receivables - Summary of Trade Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$ 6,625,671	$ 697,999
Allowance for bad debts	(2,448,905)	0
Net Trade receivables	4,176,766	697,999
Non-current
Trade receivables	0	0
Allowance for bad debts	0	0
Net Trade receivables	$ 0	$ 0